Operating Revenue - Significant customers (Details) - Operating revenue - Significant customers	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CMA CGM
Operating Revenue
Percentage of operating revenue	20.00%	23.00%	26.00%
HMM Korea
Operating Revenue
Percentage of operating revenue		12.00%	12.00%
MSC
Operating Revenue
Percentage of operating revenue	13.00%	11.00%	13.00%